Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Financial Liabilities Measured on Recurring Basis
The following tables set forth the Company's financial assets and liabilities that were measured at fair value on a recurring basis as of June 30, 2018 and December 31, 2017.

	Fair Value as of June 30, 2018
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Derivative Liability - Warrant	$5	—	—	$5

	Fair Value as of December 31, 2017
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Derivative Liability - Warrant	$1	—	—	$1

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2017 and December 31, 2016.

(Dollars in thousands)	As of December 31, 2017 Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability—warrant	$1	—	—	1

(Dollars in thousands)	As of December 31, 2016 Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability—warrant	$222	—	—	222